Loans and Allowance for Credit Losses, Recorded Investment of Residential and Consumer Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance	$ 1,061,825	$ 971,900
Current Period gross charge-offs	$ 2,487	$ 1,692
Percentage of unsecured loans	4.16%	4.37%
Residential Real Estate [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	$ 57,385	$ 50,484
2023/2022	57,780	44,640
2022/2021	40,461	50,949
2021/2020	46,150	44,818
2020/2019	39,023	22,036
Prior	99,258	93,017
Revolving Loans Amortized Cost Basis	33,477	13,560
Total ending loans balance	373,534	319,504
2024/2023	0	0
2023/2022	0	0
2022/2021	15	3
2021/2020	0	0
2020/2019	0	0
Prior	27	118
Revolving Loans Amortized Cost Basis	0	0
Current Period gross charge-offs	42	121
Residential Real Estate [Member] | Performing [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	57,385	50,484
2023/2022	57,546	44,640
2022/2021	40,026	50,949
2021/2020	46,067	44,818
2020/2019	38,969	21,854
Prior	98,084	91,956
Revolving Loans Amortized Cost Basis	33,477	13,560
Total ending loans balance	371,554	318,261
Residential Real Estate [Member] | Nonperforming [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	0	0
2023/2022	234	0
2022/2021	435	0
2021/2020	83	0
2020/2019	54	182
Prior	1,174	1,061
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	1,980	1,243
Consumer [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Period gross charge-offs	2,224	1,410
Consumer [Member] | Automobile [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	13,788	28,973
2023/2022	18,295	20,436
2022/2021	12,770	7,028
2021/2020	3,698	3,029
2020/2019	1,273	1,221
Prior	422	774
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	50,246	61,461
2024/2023	91	51
2023/2022	364	163
2022/2021	232	116
2021/2020	34	6
2020/2019	22	29
Prior	7	3
Revolving Loans Amortized Cost Basis	0	0
Current Period gross charge-offs	750	368
Consumer [Member] | Home Equity [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	317	1,649
2023/2022	0	79
2022/2021	61	0
2021/2020	152	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	41,943	34,165
Total ending loans balance	42,473	35,893
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	87
Current Period gross charge-offs	0	87
Consumer [Member] | Other [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	13,113	18,388
2023/2022	18,492	24,921
2022/2021	8,782	10,867
2021/2020	6,626	4,535
2020/2019	2,392	1,094
Prior	980	957
Revolving Loans Amortized Cost Basis	13,760	14,088
Total ending loans balance	64,145	74,850
2024/2023	443	306
2023/2022	192	119
2022/2021	156	119
2021/2020	107	84
2020/2019	52	28
Prior	29	53
Revolving Loans Amortized Cost Basis	495	246
Current Period gross charge-offs	1,474	955
Consumer [Member] | Performing [Member] | Automobile [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	13,643	28,939
2023/2022	18,133	20,376
2022/2021	12,693	7,013
2021/2020	3,686	3,028
2020/2019	1,268	1,212
Prior	405	759
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	49,828	61,327
Consumer [Member] | Performing [Member] | Home Equity [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	317	1,649
2023/2022	0	79
2022/2021	61	0
2021/2020	152	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	41,579	34,070
Total ending loans balance	42,109	35,798
Consumer [Member] | Performing [Member] | Other [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	13,110	18,377
2023/2022	18,442	24,904
2022/2021	8,768	10,800
2021/2020	6,580	4,482
2020/2019	2,367	1,093
Prior	973	953
Revolving Loans Amortized Cost Basis	13,760	14,087
Total ending loans balance	64,000	74,696
Consumer [Member] | Nonperforming [Member] | Automobile [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	145	34
2023/2022	162	60
2022/2021	77	15
2021/2020	12	1
2020/2019	5	9
Prior	17	15
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	418	134
Consumer [Member] | Nonperforming [Member] | Home Equity [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	364	95
Total ending loans balance	364	95
Consumer [Member] | Nonperforming [Member] | Other [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2024/2023	3	11
2023/2022	50	17
2022/2021	14	67
2021/2020	46	53
2020/2019	25	1
Prior	7	4
Revolving Loans Amortized Cost Basis	0	1
Total ending loans balance	$ 145	$ 154